Summary of Operations and Significant Accounting Policies - Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 asset_group segment	Dec. 31, 2013	Dec. 31, 2012
Segments:
Number of operating segments	2
Trade and Other Receivables:
Accounts receivable, allowance for doubtful accounts	$ 260,000	$ 152,000
Property, Plant and Equipment:
Composite rate of depreciation for distribution property, plant and equipment	2.50%	2.10%	2.10%
Number of asset groups used for impairment evaluation	1
Natural Gas Imbalances:
Imbalances related to natural gas recorded in accrued liabilities	2,000,000	1,100,000
Allowance for Funds Used During Construction (AFUDC):
AFUDC equity amounts capitalized	2,200,000	1,200,000	6,700,000
Capitalized interest cost as part of allowance for funds used during construction	700,000	400,000	1,900,000
Pipelines
Property, Plant and Equipment:
Estimated service life	40 years
Pipelines | Minimum
Property, Plant and Equipment:
Estimated service life	25 years
Pipelines | Maximum
Property, Plant and Equipment:
Estimated service life	65 years
Compression Equipment | Minimum
Property, Plant and Equipment:
Estimated service life	25 years
Compression Equipment | Maximum
Property, Plant and Equipment:
Estimated service life	50 years
Accrued Liabilities Related to Non-cash Capital Expenditures
Reclassification:
Change in net cash provided by (used in) operating activities		13,200,000	8,400,000
Change in net cash provided by (used in) investing activities		$ 13,200,000	$ (8,400,000)